Ordinary shares	12 Months Ended
Dec. 31, 2021
Ordinary shares
Ordinary shares

13.Ordinary Shares

During the year ended December 31, 2021, the Group issued 196,665,850 and 347,620,500 Class A ordinary shares with a weighted average conversion price of US$0.0508 and US$0.0214 per share upon conversion of January and March 2021 convertible notes, respectively.

On August 16, 2021, the Company entered into a securities purchase agreement with a third party investor under which it issued 49,501,700 Class A ordinary shares with the price of US$ 0.0303 per share, totaling to US$1.4 million net proceeds deducting underwriting discount and issuance costs.